Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Shares Reserved for Future Issuance
The Company had the following shares of Company common stock reserved for future issuance as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Conversion of convertible preferred stock	—	7,269,183
Issuance of common stock upon exercise of stock options	1,749,475	1,273,454
Equity awards available for grant under stock awards	879,461	414,679
Shares available for issuance under the Employee Stock Purchase Plan	37,078	—
Issuance of common stock upon exercise of warrants	214,997	4,677

Total common stock reserved for future issuance	2,881,011	8,961,993